Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Lease rental income	$ 327,627	$ 235,827	$ 189,779
Management fees	29,324	29,137	25,228
Trading container sales proceeds	34,214	11,291	11,843
Gains on sale of containers, net	31,631	27,624	12,111
Total revenues	422,796	303,879	238,961
Operating expenses:
Direct container expense	18,307	25,542	39,062
Cost of trading containers sold	29,456	9,046	9,721
Depreciation expense	83,177	58,972	48,473
Amortization expense	6,110	6,544	7,080
General and administrative expense	23,495	21,670	20,304
Short-term incentive compensation expense	4,921	4,805	2,924
Long-term incentive compensation expense	5,950	5,318	3,575
Bad debt expense, net	3,007	145	3,304
Gain on sale of containers to noncontrolling interest	(19,773)
Total operating expenses	154,650	132,042	134,443
Income from operations	268,146	171,837	104,518
Other income (expense):
Interest expense	(44,891)	(18,151)	(11,750)
Gain on early extinguishment of debt			19,398
Interest income	32	27	61
Realized losses on interest rate swaps and caps, net	(10,824)	(9,844)	(14,608)
Unrealized (losses) gains on interest rate swaps and caps, net	(3,849)	(4,021)	11,147
Other, net	(115)	(1,591)	35
Net other (expense) income	(59,647)	(33,580)	4,283
Income before income tax and noncontrolling interest	208,499	138,257	108,801
Income tax expense	(4,481)	(4,493)	(3,471)
Net income	204,018	133,764	105,330
Less: Net income attributable to the noncontrolling interest	(14,412)	(13,733)	(14,554)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 189,606	$ 120,031	$ 90,776
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 3.88	$ 2.50	$ 1.90
Diluted	$ 3.80	$ 2.43	$ 1.88
Weighted average shares outstanding (in thousands):
Basic	48,859	48,108	47,761
Diluted	49,839	49,307	48,185